Short-term Loans - Summary of Short-term Loans (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Amount	$ 63,766.8	$ 57,958.2	$ 2,151.4
Original loan content, US$			$ 2,150.0	$ 1,800.0
Maturity date	2018-02	2017-01
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.54%	0.87%	1.54%	0.87%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.82%	1.07%	1.82%	1.07%
Unsecured Loans [Member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 63,766.8	$ 57,958.2